Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:		Net Income	Adjusted EBITDA(6)
Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (4) ($)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)(4) ($)	HAYW Total Shareholder Return (5) ($)	Peer Group Total Shareholder Return (5) ($)	($ in millions)

2025	6,736,782	6,332,757	1,897,973	1,708,046	58.90	53.01	151.6	299.3
2024	6,023,949	7,779,251	2,572,102	3,009,988	58.29	97.83	118.7	277.4
2023	4,974,496	10,206,214	1,245,539	2,009,442	51.85	85.68	80.7	247.3
2022	4,744,758	(22,103,353)	1,264,361	(2,806,660)	35.84	60.89	179.3	367.6

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Kevin Holleran served as President and Chief Executive Officer throughout Fiscal Years 2025, 2024, 2023 and 2022 and is identified as the PEO in the table.
Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2025: Eifion Jones, John Collins, Susan Canning, Eric Sejourne
2024: Eifion Jones, John Collins, Susan Canning, Eric Sejourne
2023: Eifion Jones, Richard Roetken, John Collins, Susan Canning, Fernando Blasco
2022: Eifion Jones, Richard Roetken, John Collins, Susan Canning, Lesley Billow

Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100 made on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the covered year. TSR peer group consists of the Company’s compensation peer group, which, for 2025, included Aaon, Inc., Badger Meter, Inc., CSW Industrials, Inc., Fluidra S.A., Latham Group,
Inc., Leslie's Inc., Mueller Water Products, Inc., Pentair plc, Pool Corporation, SPX Technologies, Inc., The Azek Company, Inc., Trex
Company, Inc., Watts Water Technologies, Inc., YETI Holdings, Inc., and Zurn Elkay Water Solutions Corporation. The peer group for
2024 included the same companies as the 2025 compensation peer group, except it also included A.O. Smith Corporation, Generac
Holdings Inc., Mueller Industries Inc., Lennox International Inc., SiteOne Landscape Supply, Inc. and The Toro Company, and excluded
Fluidra S.A. The comparable cumulative TSR for the prior 2024 peer group for the period starting on December 31, 2021 and ending on
December 31 of the following years would be: 2022 ($59.30), 2023 ($84.51), 2024 ($96.50), and 2025 ($88.07).

PEO Total Compensation Amount	$ 6,736,782	$ 6,023,949	$ 4,974,496	$ 4,744,758
PEO Actually Paid Compensation Amount	$ 6,332,757	7,779,251	10,206,214	(22,103,353)
Adjustment To PEO Compensation, Footnote	Deductions from, and additions to, total compensation in the SCT by year to calculate Compensation Actually Paid include:

	2025
	PEO ($)	Average Non-PEO NEOs ($)

Total Compensation from Summary Compensation Table	6,736,782	1,897,973
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(4,113,204)	(817,503)
Year-end fair value of unvested awards granted in the current year	4,360,273	866,608
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(426,023)	(67,229)
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(225,071)	(171,803)
Forfeitures during current year equal to prior year-end fair value	—	—
Total Adjustments for Equity Awards	(404,025)	(189,927)
Compensation Actually Paid (as calculated)	6,332,757	1,708,046
Previously reported PEO and Average Non-PEO NEO’s for 2024 has been updated to correct the 2024 Black-Scholes valuation used in the calculation of the respective CAPs for 2024.

Non-PEO NEO Average Total Compensation Amount	$ 1,897,973	2,572,102	1,245,539	1,264,361
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,708,046	3,009,988	2,009,442	(2,806,660)
Adjustment to Non-PEO NEO Compensation Footnote	Deductions from, and additions to, total compensation in the SCT by year to calculate Compensation Actually Paid include:

	2025
	PEO ($)	Average Non-PEO NEOs ($)

Total Compensation from Summary Compensation Table	6,736,782	1,897,973
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(4,113,204)	(817,503)
Year-end fair value of unvested awards granted in the current year	4,360,273	866,608
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(426,023)	(67,229)
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(225,071)	(171,803)
Forfeitures during current year equal to prior year-end fair value	—	—
Total Adjustments for Equity Awards	(404,025)	(189,927)
Compensation Actually Paid (as calculated)	6,332,757	1,708,046
Previously reported PEO and Average Non-PEO NEO’s for 2024 has been updated to correct the 2024 Black-Scholes valuation used in the calculation of the respective CAPs for 2024.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	We have listed below the three performance measures that represent the most important metrics we used to link CAP to our
NEOs in 2025:
•Adjusted EBITDA
•Revenue (Net Sales)
•Return on gross invested capital

Total Shareholder Return Amount	$ 58.90	58.29	51.85	35.84
Peer Group Total Shareholder Return Amount	53.01	97.83	85.68	60.89
Net Income (Loss)	$ 151,600,000	$ 118,700,000	$ 80,700,000	$ 179,300,000
Company Selected Measure Amount	299,300,000	277,400,000	247,300,000	367,600,000
PEO Name	Kevin Holleran	Kevin Holleran	Kevin Holleran	Kevin Holleran
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a financial measure selected by the compensation committee for evaluating performance with respect to the compensation of our NEOs. Please see page 33 for a description of the calculation of Adjusted EBITDA.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue (Net Sales)
Measure:: 3
Pay vs Performance Disclosure
Name	Return on gross invested capital
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (404,025)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,113,204)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,360,273
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(426,023)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(225,071)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(189,927)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(817,503)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	866,608
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,229)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(171,803)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0